WARRANT LIABILITY (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2023 D $ / shares shares	Dec. 31, 2022 D $ / shares shares
WARRANT LIABILITY
Warrants outstanding | shares	23,985,000	23,985,000
Warrants exercisable term from the closing of the public offering	12 months	12 months
Warrants exercisable term from the completion of business combination	30 days	30 days
Threshold period for filling registration statement after business combination	60 days	60 days
Threshold period for filling registration statement within number of days of business combination	60 days	60 days
Threshold trading days for calculating volume weighted average trading price	20 days	20 days
Threshold issue price for capital raising purposes in connection with closing of business combination	$ 9.20	$ 9.20
Adjustment of exercise price of warrants based on market value (as a percent)	115.00%	115.00%
Percentage of adjustment of redemption price of stock based on market value	180.00%	180.00%
Threshold period for not to transfer, assign or sell any of their shares or warrants after the completion of the initial business combination	30 days	30 days
Percentage of gross proceeds on total equity proceeds	60.00%	60.00%
Public Warrants
WARRANT LIABILITY
Warrants outstanding | shares	12,075,000	12,075,000
Warrants exercisable term from the closing of the public offering	20 days	20 days
Public Warrants | Redemption of Warrants When the Price per Class A Ordinary Share Equals or Exceeds $18.00
WARRANT LIABILITY
Threshold consecutive trading days for redemption of public warrants | D		30
Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds18.00
WARRANT LIABILITY
Price per shares of common stock	$ 18.00	$ 18.00
Redemption price per public warrant (in dollars per share)	$ 0.01	$ 0.01
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants	3 days	3 days
Stock price trigger for redemption of public warrants	$ 18.00	$ 18.00
Public Warrants | Redemption Of Warrant Price Per Share Equals Or Exceeds10.00
WARRANT LIABILITY
Price per shares of common stock	10.00	10.00
Redemption price per public warrant (in dollars per share)	$ 0.10	$ 0.10
Minimum threshold written notice period for redemption of public warrants	30 days	30 days
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30	30
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants	3 days	3 days
Stock price trigger for redemption of public warrants	$ 10.00	$ 10.00
Public Warrants | Redemption Of Warrant Price Per Share Less Than 18.00
WARRANT LIABILITY
Threshold consecutive trading days for redemption of public warrants | D		30
Private Warrants | Redemption Of Warrant Price Per Share Less Than 18.00
WARRANT LIABILITY
Redemption price per public warrant (in dollars per share)	$ 18.00	$ 18.00
Threshold trading days for redemption of public warrants	20 days	20 days
Threshold consecutive trading days for redemption of public warrants | D	30
Class of warrant or right redemption of warrants or rights threshold trading days before sending notice of redemption of warrants	3 days	3 days
Private Warrants | Private Placement Warrants
WARRANT LIABILITY
Warrants outstanding | shares	11,910,000	11,910,000